Property and Equipment (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Property details
Computers and office equipment	$ 8,486	$ 8,486
Automotive equipment	15,042	15,042
Mine equipment	532,285	537,803
Equipment structures and other	73,979	73,979
Lab and equipment	60,612	0
Permits	16,227	16,227
Gross property and Equipment	706,631	651,537
Less: accumulated depreciation	(128,748)	(63,470)
Net property and equipment	577,883	588,067
Depreciation expense for the period	$ 66,596	$ 60,453